Vessels, net	12 Months Ended
Dec. 31, 2022
Vessels, net
7. Vessels, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 1, 2021,	$2,062,513	$39,654	$2,102,167
Vessel additions on acquisition	363,951	12,635	376,586
Additions	3,150	19,946	23,096
Transfer to assets held for sale	(55,877)	(3,515)	(59,392)
Disposals	(4,299)	(451)	(4,750)
Write-offs of fully amortized assets	—	(12,691)	(12,691)
Vessel impairments	(63,581)	—	(63,581)

December 31, 2021,	$2,305,857	$55,578	$2,361,435
Additions to vessels and equipment’s	46,458	16,874	63,332
Disposals	(25,838)	(920)	(26,758)
Write-offs of fully amortized assets	—	(9,497)	(9,497)

December 31, 2022,	$2,326,477	$62,035	$2,388,512

Accumulated Depreciation
January 1, 2021,	$536,436	$20,043	$556,479
Charge for the period	76,481	11,562	88,043
Transfer to assets held for sale	(32,460)	(988)	(33,448)
Disposals	(100)	(100)	(200)
Write-offs of fully amortized assets	—	(12,691)	(12,691)

December 31, 2021,	580,357	17,826	598,183
Charge for the period	107,905	18,041	125,946
Disposals	(17,767)	(847)	(18,614)
Write-offs of fully amortized assets	—	(9,497)	(9,497)

December 31, 2022,	$670,495	$25,523	$696,018

Net Book Value
January 1, 2021,	$1,526,077	$19,611	$1,545,688

December 31, 2021,	$1,725,500	$37,752	$1,763,252

December 31, 2022,	$1,655,982	$36,512	$1,692,494

The

cost and net book value of the 34 vessels that were contracted under time charter agreements was
$1,776.0 million and $1,236.0 million,
respectively, as of December 31, 202
2

(December 31, 202
1
: $1,417.1 million and $1,046.4 million
,
respectively, for 26 vessels contracted under
time charters).
The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities (Note 11 and Note 12 to the consolidated financial statements) was $1,420.9 million as of December 31, 202
2
(December 31, 2021: $1,576.8 million, respectively).
The cost and net book value of vessels that are included in the table above and are subject to financing arrangements (please read Note 10—Variable Interest Entities to the consolidated financial statements) was $83.6 million and $66.1 million, respectively, as of December 31, 2021. (December 31, 2021: $83.6 million and $69.6 million, respectively).
On January 14, 2022, the Company sold one of its vessels,
Navigator Neptune
, a 2000-built 22,085 cbm ethylene carrier to a third party for $21.0 million gross, before broker commission. On March 7, 2022, the Company sold a further vessel, the
Happy Bird
, a 1999 built 8,600 cbm LPG carrier to a third party for $6.1 million gross, before broker commission and on November 23, 2022, the Company sold a third vessel,
Navigator Magellan
, a 1998 built 20,700 cbm LPG carrier to a third party for $12.7 million gross, before broker commission.
An aggregate
profit of $4.7 million was realized on the
vessels’
disposal during the year.
With effect from January 1, 2022, the estimated useful lives of the vessels has changed, in order to reflect the impact of climate change and sustainability on utilization rates, from 30 years to 25 years.